Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 71.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Apple	1.80% due 09/11/2024	$ 150,000	$ 157,578	1.4%

Autozone	3.25% due 04/15/2025	300,000	330,894	2.9%

			488,472	4.3%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	260,000	272,484	2.4%

Costco Wholesale	2.75% due 05/18/2024	385,000	416,534	3.7%

Dollar General	4.15% due 11/01/2025	300,000	346,841	3.1%

Estee Lauder	2.35% due 08/15/2022	350,000	362,542	3.2%

McCormick & Co.	2.70% due 08/15/2022	500,000	520,923	4.6%

Walmart	2.85% due 07/08/2024	100,000	108,739	0.9%

			2,028,063	17.9%
Financials

Paccar Financial	2.05% due 11/13/2020	350,000	351,240	3.1%

Paypal Holdings	2.65% due 10/01/2026	300,000	328,735	2.9%

VISA	3.15% due 12/14/2025	300,000	337,283	3.0%

			1,017,258	9.0%
Health Care

Astrazeneca	2.375% due 11/16/2020	155,000	155,675	1.4%

Celgene	2.25% due 08/15/2021	300,000	301,867	2.7%

Gilead Sciences	2.50% due 09/01/2023	400,000	422,466	3.7%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	351,033	3.1%

			1,231,041	10.9%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	418,448	3.7%

Cintas Corp # 2	3.25% due 06/01/2022	350,000	364,506	3.2%

CSX Corporation	4.25% due 06/01/2021	350,000	356,824	3.1%

			1,139,778	10.0%

Materials

3M	2.00% due 06/26/2022	400,000	412,419	3.6%

DuPont De Nemours	4.493% due 11/15/2025	350,000	407,366	3.6%

			819,785	7.2%
Technology

Honeywell International	4.25% due 03/01/2021	450,000	458,969	4.0%

Microsoft	2.375% due 05/01/2023	225,000	236,942	2.1%

Qualcomm	2.60% due 01/30/2023	400,000	420,287	3.7%

			1,116,198	9.8%
Utilities

PacifiCorp	2.95% due 06/01/2023	250,000	265,960	2.3%

			265,960	2.3%

Total Corporate Bonds			$8,106,555	71.4%

Government Bonds – 24.3%

United States Treasury Notes

United States Treasury Note	2.625% due 05/15/2021	555,000	564,604	5.0%

United States Treasury Note	3.625% due 02/15/2021	800,000	812,750	7.2%

United States Treasury Note	2.50% due 08/15/2023	500,000	534,570	4.7%

United States Treasury Note	2.875% due 04/30/2025	750,000	841,436	7.4%

Total Government Bonds			$ 2,753,360	24.3%

Total investments	(Cost is $10,518,658)		$ 10,859,915	95.7%
Other assets (net of liabilities)			489,256	4.3%

Total net assets			$ 11,349,171	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 56.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Home Depot Inc	5.875% due 12/16/2036	$200,000	$299,466	2.1%

Lowe’s	5.80% due 10/15/2036	250,000	334,469	2.4%

			633,935	4.5%
Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	295,689	2.1%

			295,689	2.1%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	131,037	1.0%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	284,314	2.0%

Statoil	7.15% due 01/15/2029	224,000	311,207	2.2%

			726,558	5.2%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	275,456	2.0%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	289,023	2.1%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	258,937	1.8%

			823,416	5.9%
Health Care
Becton Dickinson	6.70% due 08/01/2028	240,000	303,363	2.2%

Johnson & Johnson	4.95% due 05/15/2033	226,000	313,830	2.2%

Johnson & Johnson	5.85% due 07/15/2038	50,000	77,302	0.6%

Medtronic Inc	4.375% due 03/15/2035	260,000	343,534	2.5%

Merck & Co.	6.50% due 12/01/2033	215,000	336,361	2.4%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	250,738	1.8%

			1,625,128	11.7%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	424,894	3.0%

Deere & Co.	8.10% due 05/15/2030	95,000	144,514	1.1%

United Technologies	6.05% due 06/01/2036	250,000	356,123	2.5%

			925,531	6.6%
Materials

Praxair	3.55% due 11/07/2042	350,000	417,758	3.0%

			417,758	3.0%
Technology

Apple	4.50% due 02/23/2036	350,000	464,892	3.3%

Intel	4.00% due 12/15/2032	360,000	453,659	3.2%

Microsoft	4.20% due 11/03/2035	350,000	461,347	3.3%

Microsoft	5.30% due 02/08/2041	50,000	75,637	0.6%

			1,455,535	10.4%

Utilities
Alabama Power	4.15% due 08/15/2044	200,000	246,911	1.8%

Entergy Louisiana	5.40% due 11/01/2024	200,000	237,573	1.7%

Florida Power & Light	5.95% due 10/01/2033	100,000	143,254	1.0%

Puget Sound Energy	4.434% due 11/15/2041	300,000	362,453	2.6%

			990,191	7.1%

Total Corporate Bonds			$7,893,741	56.5%

Government Bonds – 29.0%
Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$ 175,000	$ 213,714	1.5%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	235,775	1.7%

United States Treasury Bond	6.25% due 05/15/2030	75,000	114,648	0.9%

United States Treasury Bond	3.125% due 11/15/2041	145,000	195,371	1.4%

United States Treasury Bond	3.375% due 11/15/2048	560,000	814,559	5.8%

United States Treasury Bond	6.125% due 08/15/2029	225,000	333,747	2.4%

United States Treasury Bond	5.375% due 02/15/2031	400,000	590,203	4.2%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,178,882	8.4%

			3,463,185	24.8%

United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	370,000	375,897	2.7%

Total Government Bonds			$4,052,796	29.0%

Municipal Bonds – 3.0%
Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	250,000	1.8%
Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	176,214	1.2%

Total Municipal Bonds			$ 426,214	3.0%

Total investments	(Cost is $10,876,950)		$12,372,751	88.5%
Other assets (net of liabilities)			1,603,703	11.5%

Total net assets			$13,976,454	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 65.6%	Number of Shares	Market Value	Country (1)	Percentage of Assets
Communications

Internet Media
Alphabet, Class A(2)	200	$325,906	United States	1.8%

Telecom Carriers
AT&T	5,000	149,050	United States	0.8%
BCE	4,000	172,040	Canada	0.9%
Verizon Communications	3,300	195,591	United States	1.1%
		516,681		2.8%
		842,587		4.6%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	4,000	263,000	United States	1.4%

Home Improvement
Stanley Black & Decker	1,000	161,300	United States	0.9%

Home Products Stores
Home Depot	600	171,024	United States	0.9%
Lowe’s	1,400	230,566	United States	1.3%
		401,590		2.2%
Specialty Apparel Stores
Industria de Diseno Textil ADR	12,000	169,200	Spain	0.9%
Ross Stores	1,750	159,390	United States	0.9%
TJX Companies	2,200	120,538	United States	0.7%
		449,128		2.5%
		1,275,018		7.0%
Consumer Staples

Beverages
PepsiCo	1,550	217,093	United States	1.2%

Household Products
Procter & Gamble	1,150	159,080	United States	0.9%
Unilever ADR	2,900	172,782	United Kingdom	0.9%
		331,862		1.8%
Packaged Food
McCormick & Co	500	103,100	United States	0.5%
Nestle ADR	1,900	228,769	Switzerland	1.3%
		331,869		1.8%
		880,824		4.8%
Energy

Integrated Oils
Equinor ADR	13,200	211,860	Norway	1.2%
		211,860		1.2%

Financials

Banks
PNC Financial Services Group	600	66,720	United States	0.4%

Consumer Finance
Mastercard, Class A	500	179,095	United States	1.0%
Visa	900	190,791	United States	1.0%
		369,886		2.0%

Institutional Brokerage
Virtu Financial	12,000	309,960	United States	1.7%

Investment Management
BlackRock	400	237,676	United States	1.3%

P&C Insurance
Chubb	1,700	212,500	Switzerland	1.2%
		1,196,742		6.6%
Health Care
Biotech
Amgen	1,100	278,652	United States	1.5%
CRISPR Therapeutics AG(2)	700	65,422	United States	0.4%
		344,074		1.9%

Large Pharma
Bristol-Myers Squibb	4,300	267,460	United States	1.5%
GlaxoSmithKline ADR	5,000	198,000	United Kingdom	1.1%
Johnson & Johnson	1,800	276,138	United States	1.5%
Novartis ADR	2,300	197,938	Switzerland	1.1%
Novo Nordisk ADR	2,450	161,798	Denmark	0.9%
Pfizer	5,500	207,845	United States	1.1%
		1,309,179		7.2%

Medical Devices
Abbott Laboratories	2,700	295,569	United States	1.6%

Medical Equipment
Koninklijke Philips	3,877	184,119	Netherlands	1.0%
		2,132,941		11.7%
Industrials

Aircraft & Parts
L3Harris Technologies	800	144,592	United States	0.8%
Raytheon Technologies	1,500	91,500	United States	0.5%
		236,092		1.3%

Commercial & Residential Building Equipment & Systems
Honeywell International	1,200	198,660	United States	1.1%
Johnson Controls International	5,550	226,051	United States	1.2%
Otis Worldwide	750	47,175	United States	0.3%
		471,886		2.6%

Flow Control Equipment
Parker Hannifin	1,050	216,310	United States	1.2%

Industrial Distribution & Rental
Fastenal	2,800	136,808	United States	0.8%

Rail Freight
Canadian National Railway	2,000	209,160	Canada	1.1%
Kansas City Southern Industries	1,200	218,448	United States	1.2%
		427,608		2.3%
		1,488,704		8.2%

Materials

Basic & Diversified Chemicals
Linde	1,000	249,740	Ireland	1.4%

Precious Metal Mining
Barrick Gold	10,000	296,500	Canada	1.6%
Newmont Mining	4,000	269,120	United States	1.5%
		565,620		3.1%

Specialty Chemicals
PPG Industries	700	84,280	United States	0.4%
RPM International	1,400	118,678	United States	0.7%
		202,958		1.1%
		1,018,318		5.6%
Technology

Application Software
Open Text US	3,900	176,982	Canada	1.0%

Communications Equipment
Apple	2,400	309,696	United States	1.7%

Consumer Electronics
Nintendo ADR	2,600	175,162	United States	1.0%

Infrastructure Software
Microsoft	1,000	225,530	United States	1.2%
Oracle	3,100	177,382	United States	1.0%
		402,912		2.2%

IT Services
Amdocs Limited	3,000	183,690	United States	1.0%

Semiconductor Devices
Infineon Technologies ADR	3,275	90,816	Germany	0.5%
Intel	3,500	178,325	United States	1.0%
Microchip Technology	600	65,820	United States	0.4%
Micron Technology(2)	4,200	191,142	United States	1.0%
NXP Semiconductors	600	75,456	Netherlands	0.4%
Qualcomm	1,500	178,650	United States	1.0%
Xilinx	1,600	166,656	United States	0.9%
		946,865		5.2%
		2,195,307		12.1%
Utilities

Integrated Utilities
Dominion Energy	2,800	219,632	United States	1.2%
Duke Energy	2,600	208,884	United States	1.1%
NextEra Energy	1,000	279,170	United States	1.5%
		707,686		3.8%
		707,686		3.8%

Total Common Stocks	174,102	11,949,987		65.6%

Corporate Bonds – 16.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$ 200,195	1.1%
			200,195	1.1%
Consumer Discretionary

Lowe’s	4.25% due 09/15/2044	250,000	296,772	1.6%

Stanford University	4.013% due 05/01/2042	100,000	127,518	0.7%
			424,290	2.3%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	106,087	0.6%

Welltower	4.25% due 04/15/2028	350,000	396,748	2.2%
			502,835	2.8%
Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	102,950	0.6%

Cardinal Health	3.50% due 11/15/2024	155,000	170,328	0.9%

Gilead Sciences	3.70% due 04/01/2024	250,000	276,479	1.5%
			549,757	3.0%
Industrials

Legrand France Yankee	8.50% due 02/15/2025	170,000	225,900	1.2%

Union Pacific	3.375% due 02/01/2035	250,000	286,488	1.6%
			512,388	2.8%
Technology

Cisco Systems	2.90% due 03/04/2021	100,000	101,296	0.6%

Qualcomm	3.25% due 05/20/2027	220,000	248,565	1.4%
			349,861	2.0%
Utilities

PacifiCorp	6.00% due 01/15/2039	250,000	368,542	2.0%
			368,542	2.0%

Total Corporate Bonds			$2,907,868	16.0%

Government Bonds – 9.8%

United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	438,000	516,960	2.8%

United States Treasury Bond	4.50% due 02/15/2036	137,000	207,266	1.2%

United States Treasury Bond	3.625% due 02/15/2044	155,000	225,955	1.2%
			950,181	5.2%

United States Treasury Notes

United States Treasury Note	2.75% due 11/15/2023	350,000	378,875	2.1%

United States Treasury Note	2.00% due 05/31/2024	80,000	85,384	0.5%

United States Treasury Note	2.00% due 11/30/2022	250,000	260,440	1.4%

United States Treasury Note	1.625% due 04/30/2023	106,000	110,178	0.6%
			834,877	4.6%

Total Government Bonds			$1,785,058	9.8%

Municipal Bonds – 1.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation

Skagit SD #1	4.613% due 12/01/2022	100,000	102,382	0.6%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	101,089	0.5%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	138,730	0.8%

Total Municipal Bonds			$ 342,201	1.9%

Total investments	(Cost is $13,077,276)		$16,985,114	93.3%
Other assets (net of liabilities)			1,224,788	6.7%
Total net assets			$18,209,902	100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 39.2%	Number of Shares	Market Value	Country	(1)	Percentage of Assets
Communications

Telecom Carriers
AT&T	7,500	$223,575	United States		2.6%
Orange ADR	20,000	222,600	France		2.6%
SK Telecom ADR	10,000	229,700	Korea		2.7%

		675,875			7.9%
Energy

Exploration & Production
Goodrich Petroleum(2)	200	1,650	United States		0.0%	(3)

Integrated Oils
Equinor ADR	17,000	272,850	Norway		3.2%
Royal Dutch Shell ADR, Class A	3,800	112,784	Netherlands		1.3%
Total ADR	3,800	150,366	France		1.8%

		536,000			6.3%

		537,650
Financials

Banks
Skandinaviska Enskilda Banken, Class A	25,000	248,623	Sweden		2.9%

Institutional Brokerage
Virtu Financial	12,500	322,875	United States		3.8%

Investment Companies
ICAHN Enterprises Depositary Unit	3,000	149,340	United States		1.7%

		720,838			8.4%
Health Care

Large Pharma
GlaxoSmithKline ADR	5,000	198,000	United Kingdom		2.3%
Novartis ADR	2,500	215,150	Switzerland		2.5%

		413,150			4.8%

Industrials

Infrastructure Construction
Shenzen Investment Holdings	325,000	106,455	Hong Kong		1.2%

		106,455			1.2%

Materials

Base Metals
South 32 ADR	35,000	265,650	Australia	3.1%

Steel Raw Material Suppliers
BHP Biliton ADR	5,500	302,830	Australia	3.5%

		568,480		6.6%
Technology

Communications Equipment
Cisco Systems	5,000	211,100	United States	2.5%

Infrastructure Software
Micro Focus International	30,000	122,400	United Kingdom	1.5%

		333,500		4.0%

Total Common Stocks		$3,355,948		39.2%

Corporate Bonds – 29.0%	Coupon / Maturity	Face Amount	Market Value	Country (1)	Percentage of Assets
Communications

Netflix	4.375% due 11/15/2026	$ 250,000	$ 278,178	United States	3.2%

T-Mobile	6.50% due 01/15/2026	250,000	261,718	United States	3.1%

			539,896		6.3%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	156,752	United States	1.8%

			156,752		1.8%
Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	239,181	Mexico	2.8%

			239,181		2.8%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	56,525	Brazil	0.7%

Petrobras International Finance	6.75% due 01/27/2041	80,000	89,501	Brazil	1.0%

			146,026		1.7%
Financials

Canadian Imperial Bank(4)	3.42% due 01/26/2026	CAD 250,000	193,748	Canada	2.3%

Jefferies Group	5.125% due 01/20/2023	250,000	273,389	United States	3.2%

Lincoln National (3 month LIBOR plus 2.04%)(5)	6.05% due 04/20/2067	250,000	177,384	United States	2.0%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	219,520	United Kingdom	2.6%

			864,041		10.1%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	274,125	United States	3.2%

			274,125		3.2%
Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	157,605	United States	1.9%

			157,605		1.9%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	105,252	United States	1.2%

			105,252		1.2%

Total Corporate Bonds			$ 2,482,878		29.0%

Government Bonds – 10.8%	Coupon/ Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	$ 125,000	$ 156,901	Colombia	1.9%
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	102,968	Brazil	1.2%
Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	152,642	Brazil	1.8%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 8,500,000	394,064	Mexico	4.6%
Republic of Argentina - Global Bond	7.50% due 04/22/2026	250,000	113,753	Argentina	1.3%

			920,328		10.8%

Total Government Bonds			$ 920,328		10.8%

Municipal Bonds - 2.4%	Coupon/ Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Real Estate

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$ 100,000	$ 102,270	United States	1.2%
Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,138	United States	0.6%

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	54,607	United States	0.6%

Total Municipal Bonds			$ 208,015		2.4%

Warrants – 0.0%

Energy
Exploration & Production
Goodrich Petroleum Warrants (2)		1,707	$ –	United States	0.0%
			$ –		0.0%

Total investments		(Cost is $7,104,973)	$ 6,967,169		81.4%
Other assets (net of liabilities)			1,592,327		18.6%
Total net assets			$ 8,559,496		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 01/26/2021 The interest rate represents the rate in effect at August 31, 2020

(5) Variable rate security. The interest rate represents the rate in effect at August 31, 2020 and resets periodically based on the parenthetically disclosed reference rate and spread.

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 98.2%	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Alphabet, Class A(1)	1,584	$ 2,581,175	4.4%

		2,581,175	4.4%
Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	10,276	1,149,782	2.0%

E-Commerce Discretionary
Amazon.com(1)	1,529	5,276,518	9.1%

Home Improvement
Stanley Black & Decker	8,684	1,400,729	2.4%

Home Products Stores
Home Depot	4,000	1,140,160	1.9%
Lowe’s	11,200	1,844,528	3.2%
		2,984,688	5.1%

Other Commercial Services
Ecolab	6,243	1,230,370	2.1%

Restaurants
Domino’s Pizza	1,800	736,128	1.3%
Starbucks	14,674	1,239,513	2.1%
		1,975,641	3.4%

Specialty Apparel Stores
Ross Stores	5,800	528,264	0.9%
TJX Companies	11,078	606,964	1.0%
		1,135,228	1.9%

		15,152,956	26.0%
Consumer Staples
Mass Merchants
Costco Wholesale	4,883	1,697,623	2.9%

		1,697,623	2.9%
Financials
Consumer Finance
Fidelity National Information Services	11,144	1,681,072	2.9%
Mastercard, Class A	8,914	3,192,906	5.5%

		4,873,978	8.4%
Institutional Brokerage
Virtu Financial	25,000	645,750	1.1%

		5,519,728	9.5%

Health Care
Large Pharma

Bristol-Myers Squibb	15,600	970,320	1.7%

Merck & Co	10,000	852,700	1.4%
		1,823,020	3.1%
Medical Devices

Abbott Laboratories	20,799	2,276,867	3.9%

Edwards Lifesciences(1)	17,100	1,467,864	2.5%

Stryker	3,000	594,480	1.0%
		4,339,211	7.4%

		6,162,231	10.5%

Industrials
Measurement Instruments

Trimble(1)	12,000	628,860	1.1%

		628,860	1.1%
Materials
Precious Metal Mining

Newmont Corporation	18,000	1,211,040	2.1%

Specialty Chemicals

RPM International	18,000	1,525,860	2.6%
		2,736,900	4.7%
Technology
Application Software

Adobe(1)	9,300	4,774,527	8.2%

DocuSign(1)	8,500	1,895,500	3.3%

Electronic Arts(1)	4,000	557,880	0.9%

Take-Two Interactive Software(1)	7,500	1,283,925	2.2%
		8,511,832	14.6%

Communications Equipment

Apple	40,000	5,161,600	8.9%

Infrastructure Software

Microsoft	18,920	4,267,028	7.3%

Oracle	21,300	1,218,786	2.1%

		5,485,814	9.4%
Semiconductor Devices

NVIDIA	1,200	641,976	1.1%
Qualcomm	12,000	1,429,200	2.5%
Texas Instruments	3,600	511,740	0.8%
Xilinx	10,000	1,041,600	1.8%

		3,624,516	6.2%

		22,783,762	39.1%

Total investments	(Cost is $20,873,796)	$ 57,263,235	98.2%

Other assets (net of liabilities)		1,036,672	1.8%

Total net assets		$ 58,299,907	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 98.7%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Telecom Carriers

BCE	50,000	$ 2,150,500	Canada	2.7%

Telus	100,000	1,841,000	Canada	2.4%

		3,991,500		5.1%
Consumer Discretionary

Apparel, Footwear & Accessory Design

Hermes International	600	516,779	France	0.7%

E-Commerce Discretionary

MercadoLibre	5,000	5,842,950	Argentina	7.4%

		6,359,729		8.1%
Consumer Staples

Beverages

Fomento Economico Mex ADR	29,500	1,720,735	Mexico	2.2%

Pernod Ricard ADR	25,000	858,000	France	1.1%

		2,578,735		3.3%
Household Products

L’Oreal	2,000	665,142	France	0.8%

Reckitt Benckiser Group PLC	16,000	1,608,715	United Kingdom	2.0%

Unicharm	16,000	696,085	Japan	0.9%

Unilever ADR	50,000	2,979,000	United Kingdom	3.8%

		5,948,942		7.5%

		8,527,677		10.8%
Health Care

Biotech

CRISPR Therapeutics(2)	10,000	934,600	United States	1.2%

Large Pharma

GlaxoSmithKline ADR	13,000	514,800	United Kingdom	0.6%

Novartis ADR	33,000	2,839,980	Switzerland	3.6%

Novo Nordisk ADR	50,000	3,302,000	Denmark	4.2%

		6,656,780		8.4%
Medical Equipment

Alcon(2)	25,000	1,433,500	Switzerland	1.8%

Koninklijke Philips	32,649	1,550,501	Netherlands	2.0%
		2,984,001		3.8%

		10,575,381		13.4%

Industrials

Marine Shipping

Frontline	24,000	191,040	Norway	0.2%

		191,040		0.2%
Materials

Basic & Diversified Chemicals

Linde	3,500	874,090	Ireland	1.1%

Precious Metal Mining

Agnico-Eagle Mines	20,000	1,650,000	Canada	2.1%

Barrick Gold	40,000	1,186,000	Canada	1.5%

		2,836,000		3.6%
Steel Raw Material Suppliers

Rio Tinto ADR	35,000	2,143,050	United Kingdom	2.7%

		5,853,140		7.4%
Technology

Application Software

Dassault Systemes ADR	34,153	6,447,506	France	8.2%

NICE Systems ADR	40,000	9,194,000	Israel	11.6%

Open Text US	50,000	2,269,000	Canada	2.9%

SAP ADR	12,850	2,125,518	Germany	2.7%

		20,036,024		25.4%
Consumer Electronics

Nintendo	3,400	1,828,004	Japan	2.3%

Sony ADR	25,000	1,966,000	Japan	2.5%

		3,794,004		4.8%
Information Services

Wolters Kluwer	90,000	7,399,024	Netherlands	9.4%

IT Services

Accenture, Class A	9,250	2,219,352	Ireland	2.8%

Semiconductor Manufacturing

ASML	18,000	6,735,240	Netherlands	8.5%

		40,183,644		50.9%
Utilities

Power Generation
Iberdrola	177,174	2,240,241	Spain	2.8%

		2,240,241		2.8%
Total investments	(Cost is $35,548,767)	$ 77,922,352		98.7%
Other assets (net of liabilities)		1,040,827		1.3%
Total net assets		$ 78,963,179		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 96.3%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Telecom Carriers
Telekomunikasi Indonesia ADR	2,000	$ 39,860	Indonesia	0.3%

		39,860		0.3%
Consumer Discretionary

Apparel, Footwear & Accessory Design
adidas ADR	1,580	241,550	Germany(2)	1.8%

Automobiles

Toyota Motor ADR	1,000	132,430	Japan	1.0%

Consumer Electronic & Appliance Stores

Best Buy	1,000	110,910	United States	0.8%

E-Commerce Discretionary

Amazon.com(3)	82	282,979	United States	2.2%

Home Products Stores

Home Depot	950	270,788	United States	2.1%
Lowe’s	1,500	247,035	United States	1.9%
		517,823		4.0%
Other Commercial Services

Ecolab	900	177,372	United States	1.3%

Restaurants

Starbucks	1,713	144,697	United States	1.1%

Specialty Apparel Stores

TJX Companies	3,000	164,370	United States	1.3%

Toys & Games

Hasbro	1,800	142,092	United States	1.1%

		1,914,223		14.6%
Consumer Staples

Household Products

Church & Dwight	2,400	229,992	United States	1.7%

L’Oreal ADR	3,900	257,907	United States(2)	2.0%

Reckitt Benckiser Group PLC ADR	12,200	244,976	United Kingdom	1.9%

Unicharm ADR	28,000	245,560	United States	1.9%

Unilever NY	4,300	249,400	Netherlands	1.9%
		1,227,835		9.4%

Packaged Food

Nestle ADR	1,000	120,405	Switzerland	0.9%

		1,348,240		10.3%
Energy

Renewable Energy Equipment
Siemens Gamesa Renewable Energy	11,000	295,797	Spain	2.3%

Vestas Wind Systems	2,200	333,318	Denmark	2.5%

		629,115		4.8%
Financials

Banks
Toronto-Dominion Bank	3,000	149,580	Canada	1.1%

Consumer Finance

Mastercard, Class A	500	179,095	United States	1.4%

Islamic Banking

BIMB Holdings	157,100	139,521	Malaysia	1.1%

Life Insurance

AIA Group	25,000	256,121	Hong Kong	1.9%
Aviva PLC ADR	10,000	76,500	United States	0.6%

		332,621		2.5%

P&C Insurance

Chubb	1,000	125,000	Switzerland	0.9%

		925,817		7.0%
Health Care

Biotech
CRISPR Therapeutics(3)	1,200	112,152	United States	0.8%

Health Care Facilities
IHH Healthcare	141,000	181,408	Malaysia	1.4%

Large Pharma
Astellas Pharma ADR	10,500	164,535	United States	1.3%
GlaxoSmithKline ADR	5,400	213,840	United Kingdom	1.6%
Johnson & Johnson	700	107,387	United States	0.8%
Novartis ADR	2,150	185,029	Switzerland	1.4%
Novo Nordisk ADR	2,500	165,100	Denmark	1.3%
Roche Holding ADR	5,800	253,460	Switzerland	1.9%

		1,089,351		8.3%
Medical Equipment
Koninklijke Philips	4,800	227,952	Netherlands	1.7%

		1,610,863		12.2%

Industrials

Commercial & Residential Building Equipment & Systems
Assa Abloy ADR	22,500	259,200	United States	2.0%
Legrand	3,100	259,320	France	2.0%
		518,520		4.0%

Electrical Components
TE Connectivity	1,351	130,506	Switzerland	1.0%

Electrical Power Equipment
Schneider Electric ADR	11,100	274,503	United States	2.1%
Siemens ADR	1,000	69,430	Germany	0.5%
		343,933		2.6%

Rubber & Plastic
Hartalega	100,000	397,177	Malaysia	3.0%
		1,390,136		10.6%

Materials

Specialty Chemicals
Johnson Matthey	4,031	127,344	United Kingdom	1.0%
Koninklijke DSM	1,213	194,686	Netherlands	1.5%
Novozymes ADR	4,250	250,559	Denmark	1.9%

		572,589		4.4%

Technology

Application Software
Adobe Systems(3)	1,000	513,390	United States	3.9%
Atlassian Corporation(3)	650	124,644	Australia	0.9%
Dassault Systemes ADR	1,506	284,307	France	2.2%
Electronic Arts(3)	700	97,629	United States	0.7%
Open Text	3,750	170,175	Canada	1.3%
		1,190,145		9.0%

Communications Equipment
Apple	4,000	516,160	United States	3.9%

Consumer Electronics
Nintendo ADR	4,425	298,112	United States	2.3%
Sony ADR	3,500	275,240	Japan	2.1%
		573,352		4.4%

Electronics Components
Murata Manufacturing	3,000	177,206	Japan	1.3%

Information Services
Wolters Kluwer	2,000	164,423	Netherlands	1.3%

Infrastructure Software
Microsoft	1,438	324,312	United States	2.5%

IT Services
Accenture, Class A	900	215,937	Ireland	1.6%
CGI Group Class A(3)	3,000	210,570	Canada	1.6%
		426,507		3.2%

Semiconductor Devices
NXP Semiconductors	1,800	226,368	Netherlands	1.7%
STMicroelectronics	3,800	114,950	Switzerland	0.9%

		341,318		2.6%

Semiconductor Mfg
Taiwan Semiconductor ADR	3,250	257,563	Taiwan	2.0%

		3,970,986		30.2%

Utilities

Power Generation

Iberdrola	20,211	255,554	Spain	1.9%

		255,554		1.9%

Total investments	(Cost is $8,680,883)	$ 12,657,383		96.3%
Other assets (net of liabilities)		490,566		3.7%
Total net assets		$ 13,147,949		100.0%

(1) Country of domicile

(2) Denotes a country of primary exposure

(3) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds - 61.3%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications
Telecom Italia(2)	5.303% due 05/30/2024	$ 500,000	$ 551,980	Italy	2.0%

Telecom Italia(3)	3.00% due 09/30/2025	EUR 520,000	648,848	Italy	2.3%

Vodafone Group	3.75% due 01/16/2024	200,000	219,365	United Kingdom	0.8%

			1,420,193		5.1%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	533,766	Belgium	1.9%

Barry Callebaut(3)	5.50% due 06/15/2023	500,000	533,766	Belgium	1.9%

Starbucks	2.45% due 06/15/2026	250,000	271,033	United States	1.0%

			1,338,565		4.8%
Consumer Staples
Danone(2)	2.589% due 11/02/2023	750,000	791,795	France	2.8%

Danone(3,4)	1.75% due 03/27/2070	EUR 500,000	600,606	France	2.1%

			1,392,401		4.9%
Financials
AXA(3,5)	5.125% due 01/17/2047	500,000	570,859	France	2.0%

Bank of Nova Scotia(6)	4.90% due 06/04/2070	1,000,000	1,046,250	Canada	3.7%

Canadian Imperial Bank(7)	3.42% due 01/26/2026	CAD 1,150,000	891,240	Canada	3.2%

First Abu Dhabi Bank(3)	3.00% due 03/30/2022	750,000	774,152	United Arab Emirates	2.7%

Iron Mountain(2)	5.25% due 07/15/2030	500,000	530,645	United States	1.9%
Lincoln National (3 month LIBOR plus 1.85%)(8)	2.63763% due 05/17/2066	1,750,000	1,312,850	United States	4.6%

MAF Sukuk(3)	4.638% due 05/14/2029	1,100,000	1,196,296	United Arab Emirates	4.2%

RaboBank	2.50% due 01/19/2021	250,000	252,115	Netherlands	0.9%

			6,574,407		23.2%
Health Care
Novartis Capital	3.40% due 05/06/2024	100,000	110,468	Switzerland	0.4%

Roche(2)	2.625% due 05/15/2026	200,000	220,899	Switzerland	0.8%

			331,367		1.2%
Materials
Koninklijke DSM(3)	1.00% due 04/09/2025	EUR 1,000,000	1,246,278	Netherlands	4.4%

Stora Enso(2)	7.25% due 04/15/2036	200,000	241,199	Finland	0.9%

			1,487,477		5.3%

Technology
Adobe	2.30% due 02/01/2030	200,000	216,063	United States	0.8%

Apple Inc	2.65% due 05/11/2050	500,000	516,591	United States	1.8%

Microsoft	5.30% due 02/08/2041	950,000	1,437,099	United States	5.1%

Nokia	3.375% due 06/12/2022	750,000	772,500	Finland	2.7%

NOKIA(3)	2.375% due 05/15/2025	EUR 200,000	257,235	Finland	0.9%

NXP BV/NXP Funding(2)	3.40% due 05/01/2030	500,000	554,293	Netherlands	2.0%

RELX	4.00% due 03/18/2029	700,000	827,650	United Kingdom	2.9%

			4,581,431		16.2%
Utilities
United Utilities	6.875% due 08/15/2028	135,000	176,683	United Kingdom	0.6%

			176,683		0.6%

Total Corporate Bonds			$17,302,524		61.3%

Government Bonds – 35.5%	Coupon/Maturity	Face Amount	Market Value	Country (1)	Percentage of Assets
Financial Services
European Investment Bank	3.30% due 02/03/2028	AUD 750,000	$ 643,012	Other	2.3%
KFW	2.00% due 11/30/2021	1,300,000	1,328,852	Germany	4.7%

			1,971,864		7.0%

Foreign Government Bonds
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 3,000,000	617,808	Brazil	2.2%
International Financial Corp	4.75% due 04/29/2021	MXN 15,000,000	683,164	Mexico	2.4%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 25,000,000	1,159,012	Mexico	4.1%
Ontario	2.65% due 02/05/2025	CAD 500,000	415,586	Canada	1.5%
Perusahaan Penerbit SBSN(3)	3.75% due 03/01/2023	500,000	529,580	Indonesia	1.8%
Perusahaan Penerbit SBSN(3)	4.45% due 02/20/2029	500,000	583,495	Indonesia	2.1%
Republic of Colombia	7.75% due 04/14/2021	COP 2,500,000,000	685,568	Colombia	2.4%

			4,674,213		16.5%

United States Treasury Bills
United States Treasury Bill	1.25% due 05/15/2050	500,000	475,000	United States	1.7%

			475,000		1.7%

United States Treasury Bonds
United States Treasury Bond	4.50% due 05/15/2038	850,000	1,326,432	United States	4.7%
United States Treasury Bond	3.375% due 11/15/2048	900,000	1,309,113	United States	4.6%

			2,635,545		9.3%

United States Treasury Notes
United States Treasury Note	2.75% due 02/28/2025	250,000	278,056	United States	1.0%

			278,056		1.0%

Total Government Bonds			10,034,678		35.5%

Total investments		(Cost is $26,511,903)	$27,337,202		96.8%
Other assets (net of liabilities)			907,664		3.2%
Total net assets			$28,244,866		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2020, the net value of these securities was $3,424,577 representing 12.1% of net assets.

(3)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2020, the aggregate value of these securities was $6,941,116 representing 24.5% of net assets.

(4)	Danone SA is a fixed to float bond. The bond has a fixed rate until 06/23/2023 The interest rate represents the rate in effect at August 31, 2020
(5)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027 The interest rate represents the rate in effect at August 31, 2020
(6)	Security is perpetual in nature and has no stated maturity
(7)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 01/26/2021 The interest rate represents the rate in effect at August 31, 2020
(8)	Variable rate security. The interest rate represents the rate in effect at August 31, 2020 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 88.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services

Idaho Bond Bank	4.00% due 09/15/2032	$405,000	$442,900	3.0%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	235,000	239,517	1.6%

			682,417	4.6%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	394,157	2.6%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	122,730	0.8%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	104,185	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	217,852	1.5%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	272,638	1.8%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,122	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	37,487	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	305,306	2.0%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	244,169	1.6%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	461,808	3.1%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	319,879	2.1%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	186,244	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	284,713	1.9%

Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	334,521	2.2%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	170,792	1.1%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	151,908	1.0%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	134,120	0.9%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	42,951	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	301,101	2.0%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,731	1.5%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	109,297	0.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	217,472	1.5%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	312,970	2.1%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	173,872	1.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	590,735	4.0%

Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	192,030	1.3%

Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	337,728	2.3%

Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	235,414	1.6%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	112,154	0.8%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	230,406	1.5%

			6,838,492	45.8%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	311,357	2.1%

Medical—Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	323,031	2.2%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	159,451	1.1%

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,067	0.1%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	154,253	1.0%

			333,771	2.2%

Real Estate

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	406,679	2.7%

Idaho St. Fish & Wildlife	4.00% due 12/01/2036	200,000	240,820	1.7%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	219,084	1.5%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	438,168	2.9%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,430	0.6%

			1,395,181	9.4%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	147,136	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	190,612	1.3%

Idaho State University	4.00% due 04/01/2027	170,000	192,914	1.3%

Idaho State University	4.00% due 04/01/2030	245,000	274,202	1.8%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	265,423	1.8%

Idaho State University Revenue	3.00% due 04/01/2032	160,000	169,090	1.1%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	132,460	0.9%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	417,826	2.8%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	323,481	2.2%

University of Idaho Revenue	5.00% due 04/01/2032	455,000	482,600	3.2%

			2,595,744	17.4%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	212,971	1.4%

Water Supply

Payette Lakes ID Recreational	4.00% due 08/01/2032	195,000	225,044	1.5%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	292,406	2.0%

			517,450	3.5%

Total investments	(Cost is $12,378,685)		$13,210,414	88.6%

Other assets (net of liabilities)			1,706,985	11.4%
Total net assets			$14,917,399	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Funds’ investments carried at value:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$ 8,106,555	$-	$ 8,106,555

Government Bonds(1)	$-	$ 2,753,360	$-	$ 2,753,360
Total Assets	$-	$10,859,915	$-	$10,859,915

Sextant Bond Income

Corporate Bonds(1)	$-	$ 7,893,741	$-	$ 7,893,741

Government Bonds(1)	$-	$ 4,052,796	$-	$ 4,052,796

Municipal Bonds(1)	$-	$ 426,214	$-	$ 426,214
Total Assets	$-	$12,372,751	$-	$12,372,751

Sextant Core

Common Stock(1)	$11,949,987	$-	$-	$11,949,987

Corporate Bonds(1)	$-	$ 2,907,868	$-	$ 2,907,868

Government Bonds(1)	$-	$ 1,785,058	$-	$ 1,785,058

Municipal Bonds(1)	$-	$ 342,201	$-	$ 342,201
Total Assets	$11,949,988	$ 5,035,126	$-	$16,985,114

Sextant Global High Income

Common Stocks

Communications	$ 675,875	$-	$-	$ 675,875

Energy	$ 537,650	$-	$-	$ 537,650

Financials	$ 472,215	$ 248,623	$-	$ 720,838

Health Care	$ 413,150	$-	$-	$ 413,150

Industrials	$-	$ 106,455	$-	$ 106,455

Materials	$ 568,480	$-	$-	$ 568,480

Technology	$ 333,500	$-	$-	$ 333,500
Total Common Stocks	$ 3,000,870	$ 355,078	$-	$ 3,355,948
Corporate Bonds(1)	$-	$ 2,482,878	$-	$ 2,482,878
Government Bonds(1)	$-	$ 920,328	$-	$ 920,328
Municipal Bonds(1)	$-	$ 208,015	$-	$ 208,015
Warrants(1)	$-	$-	$-	$ -
Total Assets	$ 3,000,870	$ 3,966,299	$-	$ 6,967,169

Sextant Growth

Common Stocks(1)	$57,263,235	$-	$-	$57,263,235
Total Assets	$57,263,235	$-	$-	$57,263,235

Sextant International

Common Stocks

Communications	$3,991,500	$-	$-	$ 3,991,500

Consumer Discretionary	$5,842,950	$ 516,779	$-	$ 6,359,729

Consumer Staples	$5,557,735	$ 2,969,942	$-	$ 8,527,677

Health Care	$10,575,381	$-	$-	$10,575,381

Industrials	$ 191,040	$-	$-	$ 191,040

Materials	$ 5,853,140	$-	$-	$ 5,853,140

Technology	$30,956,616	$ 9,227,028	$-	$40,183,644

Utilities	$-	$ 2,240,241	$-	$ 2,240,241
Total Assets	$62,968,362	$14,953,990	$-	$77,922,352

Sustainable Equity

Common Stocks

Communications	$ 39,860	$-	$-	$ 39,860

Consumer Discretionary	$ 1,914,223	$-	$-	$ 1,914,223

Consumer Staples	$ 1,348,240	$-	$-	$ 1,348,240

Energy	$-	$ 629,115	$-	$ 629,115

Financials	$ 530,175	$ 395,642	$-	$ 925,817

Health Care	$ 1,429,455	$ 181,408	$-	$ 1,610,863

Industrials	$ 733,639	$ 656,497	$-	$ 1,390,136

Materials	$ 250,559	$ 322,030	$-	$ 572,589

Technology	$ 3,629,357	$ 341,629	$-	$ 3,970,986

Utilities	$-	$ 255,554	$-	$ 255,554
Total Assets	$ 9,875,508	$2,781,875	$-	$12,657,383

Sustainable Bond

Corporate Bonds(1)	$-	$17,302,524	$-	$17,302,524

Government Bonds(1)	$-	$10,034,678	$-	$10,034,678
Total Assets	$-	$27,337,202	$-	$27,337,202

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$13,210,414	$-	$13,210,414
Total Assets	$-	$13,210,414	$-	$13,210,414

¹	See Schedule of Investments for industry breakout.

During the period ended August 31, 2020, no Fund had transfers between Level 1, Level 2 or Level 3.

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2020, were as follows:

Federal income taxes

The cost basis of investments for federal income tax purposes at August 31, 2020, were as follows:

	Short-Term Bond	Bond Income	Core	Global High Income	Growth	International	Sustainable Equity	Sustainable Bond	Idaho Tax-Exempt
Cost of investments	$10,518,658	$10,876,950	$13,077,276	$7,104,973	$20,873,796	$35,548,767	$8,680,883	$26,511,903	$12,378,685
Gross tax unrealized appreciation	$342,135	$1,498,632	$4,040,554	$687,780	$36,389,439	$42,399,631	$4,107,446	$1,374,091	$835,280
Gross tax unrealized depreciation	$(878)	$(2,831)	$(132,716)	$(825,584)	$-	$(26,046)	$(130,946)	$(548,792)	$(3,551)
Net tax unrealized appreciation (depreciation)	$341,257	$1,495,801	$3,907,838	$(137,805)	$36,389,439	$42,373,585	$3,976,500	$825,300	$831,729

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: October 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: October 29, 2020

By:

/s/ Christopher Fankhauser

Christopher Fankhauser, Chief Financial Officer

Date: October 29, 2020

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